S000076417 [Member] Shareholder Fees - Wasatch U.S. Select Fund	Sep. 30, 2025
Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	0.00%